Revenue Recognition (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Beginning balance	$ 275,337	$ 195,516	$ 144,364
Labor costs expensed	(523,926)	(391,423)	(298,866)
Labor costs deferred	396,502	471,244	350,018
Ending balance	147,913	275,337	195,516
Due from customer	$ 4,151,605	$ 2,278,814	$ 2,381,737
Revenue Benchmark [Member] | Four Customer [Member]
Product Information [Line Items]
Concentration percentage	49.00%	72.00%	84.00%
Due from customer	$ 456,460	$ 316,302	$ 605,640